RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of the Restatement Operations (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations	$ (462,905)	$ (120,229)	$ (121,229)	$ (584,134)	$ (3,774,125)
Other income/ (expense)
Change in fair value of warrants	(7,848,267)	(4,543,733)	(4,543,733)	(12,392,000)	(128,463,731)
Transaction Costs		(286,189)	(286,189)	(286,189)	(286,189)
Interest earned on marketable securities held in Trust Account	165,021	57,130	57,130	222,151	355,909
Loss before provision for income taxes	(8,146,151)	(4,893,021)	(4,894,021)	(13,040,172)	(132,168,136)
Provision for income taxes	(29,152)			(29,152)	(36,632)
Net loss	$ (8,175,303)	$ (4,893,021)	$ (4,894,021)	$ (13,069,324)	$ (132,204,768)
Weighted average shares outstanding (in shares)					9,839,969
Basic and diluted net loss per share (in dollars per share)					$ (13.45)
Class A Common Stock
Other income/ (expense)
Weighted average shares outstanding (in shares)	41,400,000	38,560,000	38,560,000	40,617,323	40,948,182
Basic and diluted net loss per share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Class B Common Stock
Other income/ (expense)
Weighted average shares outstanding (in shares)	10,350,000	10,350,000	10,350,000	10,350,000	9,839,969 [1]
Basic and diluted net loss per share (in dollars per share)	$ (0.80)	$ (0.48)	$ (0.48)	$ (1.27)	$ (13.45)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations	$ (462,905)	$ (120,229)	$ (121,229)	$ (584,134)	$ (3,774,125)
Other income/ (expense)
Change in fair value of warrants					0
Transaction Costs					0
Interest earned on marketable securities held in Trust Account	165,021	57,130	57,130	222,151	355,909
Loss before provision for income taxes	(297,884)	(63,099)	(64,099)	(361,983)	(3,418,216)
Provision for income taxes	(29,152)			(29,152)	(36,632)
Net loss	$ (327,036)	$ (63,099)	$ (64,099)	$ (391,135)	$ (3,454,848)
As Previously Reported | Class A Common Stock
Other income/ (expense)
Weighted average shares outstanding (in shares)	41,400,000	38,560,000	38,560,000	40,617,323	40,948,182
Basic and diluted net loss per share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
As Previously Reported | Class B Common Stock
Other income/ (expense)
Weighted average shares outstanding (in shares)	10,350,000	10,350,000	10,350,000	10,350,000	9,839,969
Basic and diluted net loss per share (in dollars per share)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.37)
Restatament Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations					$ 0
Other income/ (expense)
Change in fair value of warrants	$ (7,848,267)	$ (4,543,733)	$ (4,543,733)	$ (12,392,000)	(128,463,731)
Transaction Costs		(286,189)	(286,189)	(286,189)	(286,189)
Loss before provision for income taxes	(7,848,267)	(4,829,922)	(4,829,922)	(12,678,189)	(128,749,920)
Net loss	$ (7,848,267)	$ (4,829,922)	$ (4,829,922)	$ (12,678,189)	$ (128,749,920)
Restatament Adjustments | Class A Common Stock
Other income/ (expense)
Basic and diluted net loss per share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Restatament Adjustments | Class B Common Stock
Other income/ (expense)
Basic and diluted net loss per share (in dollars per share)	$ (0.77)	$ (0.47)	$ (0.47)	$ (1.23)	$ (13.08)

[1]	On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares (see Note 6).